                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Premium Reserve Money
Market Shares Fund #97

Institutional Money
Market Shares Fund #146

Money Market Portfolio

SEMIANNUAL REPORT TO SHAREHOLDERS

October 31, 2003

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or
accompanied by a Cash Account Trust prospectus.

Portfolio Management Review

In the following interview, New York-based Portfolio Manager Geoffrey Gibbs discusses the Cash Account Trust - Money Market Portfolio's strategy and the market environment during the six-month period ended October 31, 2003.

Q: What economic factors and Federal Reserve Board actions dominated money market activity in the semiannual period?

A: Economic and political conditions improved in the early months of the period. Overall, economic developments had a larger impact on financial markets than political developments, especially in the second half of the semiannual period. Corporate earnings generally exceeded expectations, while corporate spending and employment reports both showed significant improvement near the end of the period. Consumer spending was fueled by lower tax rates and child-credit tax checks in the summer months.

The Federal Reserve Board kept the targeted federal funds rate1 unchanged at 1.25% at its May 6 meeting, but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve. Thus, the yield curve went from flat to quite steep by mid-August. Compounding matters was news of an improving US economy. While it remained a jobless recovery, second-calendar-quarter gross domestic product growth came in higher than anticipated, consumer spending accelerated and corporate earnings announcements were still primarily positive.

After peaking in late August to early September, money market yields declined somewhat by the end of the semiannual period. At its October 28 meeting, the Federal Reserve Board stated that it believed the job market was stabilizing, meaning that job losses were abating. While we believe this is a positive for the economy, we still need to see job creation improve before we feel comfortable with the recovery.

Q: How did the fund perform?

A: For the period, Cash Account Trust's portfolio achieved its stated objective of providing maximum current income while maintaining stability of capital.

We continued to manage the portfolio conservatively, maintaining high portfolio quality, adjusting weighted average maturity in response to marketconditions and strictly limiting exposure to any particular issuer. As evidence of our insistence

Portfolio Performance
As of October 31, 2003

7-Day Current Yield
Premium Reserve Money Market Shares	0.62%
Institutional Money Market Shares	0.91%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

on these high investment standards, the fund maintained a "AAAm" rating by Standard & Poor's (S&P).2 This rating is the highest that S&P awards to money market funds. Of course, ratings are subject to change and do not remove market risk.

2 The ratings of Standard and Poor's Corporation (S&P) represent that company's opinion as to the quality of the securities it rates. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

Early in the semiannual period, we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points. When, in the run-up to the Federal Reserve Board's June meeting, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this stance led to a temporary reduction in the weighted average maturity of the fund to approximately 58 days, the decision proved correct. After the Federal Reserve Board reduced the federal funds rate by 25 basis points, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities. Indeed, we maintained a weighted average maturity of 65 to 70 days for most of the third calendar quarter.

Another successful strategy for the portfolio was adding callable federal agency securities throughout the semiannual period. These securities offered an attractive yield pickup over securities with no call feature and, since they are issued by US government agencies, enhanced the fund's average credit quality as well.

Q: Do you anticipate any change in your management strategies for the fund?

A: We will continue to concentrate the portfolio in very high-quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the fund and will continue to seek competitive yields for our shareholders.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of October 31, 2003 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.0%
Canadian Imperial Bank of Commerce, 1.25%, 4/5/2004	50,000,000	49,976,295
Credit Agricole Indosuez SA, 1.11%, 2/11/2004	80,000,000	80,000,000
Credit Lyonnais SA, 1.05%, 12/31/2003	20,000,000	20,000,000
Fortis Bank NV-SA , 1.36%, 4/5/2004	50,000,000	50,000,000
ING Bank NV, 1.05%, 11/12/2003	50,000,000	50,000,000
ING Bank NV, 1.43%, 1/21/2004	60,000,000	60,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	10,000,000	10,000,103
National Australia Bank, 1.45%, 10/21/2004	80,000,000	80,000,000
Toronto Dominion Bank, 0.92%, 12/23/2003	30,000,000	30,000,000
Toronto Dominion Bank, 1.05%, 1/22/2004	40,000,000	40,000,000
Toronto Dominion Bank, 1.084%**, 12/19/2003	90,000,000	89,870,400
Westdeutsche Landesbank AG, 1.06%, 1/5/2004	30,000,000	30,000,000
Total Certificates of Deposit and Bank Notes (Cost $664,846,798)		664,846,798

Commercial Paper 40.3%,
Asset Portfolio Funding Corp., 1.073%**, 11/18/2003	30,173,000	30,157,754
Beta Finance, Inc., 1.136%**, 3/15/2004	25,000,000	24,894,063
CC (USA), Inc., 1.113%**, 1/26/2004	18,000,000	17,952,270
CC (USA), Inc., 1.126%**, 3/15/2004	25,000,000	24,895,000
CIT Group Holdings, Inc., 1.054%**, 11/10/2003	15,000,000	14,996,063
CIT Group Holdings, Inc., 1.083%**, 12/11/2003	50,000,000	49,940,000
DEPFA Bank PLC, 1.05%, 11/14/2003	15,000,000	15,000,000
GE Capital International Funding, Inc., 1.083%**, 12/22/2003	50,000,000	49,923,500
General Electric Capital Corp., 1.094%**, 1/28/2004	20,000,000	19,946,711
Goldman Sachs Group, Inc , 0.944%**, 11/21/2003	94,000,000	93,950,911
Grampian Funding LLC, 1.005%**, 12/5/2003	18,500,000	18,482,528
Grampian Funding LLC, 1.066%**, 12/29/2003	10,000,000	9,982,922
Greyhawk Funding LLC, 1.073%**, 11/14/2003	68,400,000	68,373,571
HBOS Treasury Services PLC, 1.056%**, 1/5/2004	30,000,000	29,943,125
HBOS Treasury Services PLC, 1.15%, 4/27/2004	25,000,000	25,000,000
Jupiter Securitization Corp., 1.061%**, 12/3/2003	20,000,000	19,981,156
K2 (USA) LLC , 0.924%**, 12/11/2003	28,000,000	27,971,378
K2 (USA) LLC, 1.092%**, 11/24/2003	38,000,000	37,973,767
K2 (USA) LLC, 1.166%**, 11/10/2003	10,000,000	9,997,100
Lake Constance Funding LLC, 1.061%**, 11/20/2003	34,600,000	34,580,643
Lake Constance Funding LLC, 1.071%**, 11/25/2003	17,800,000	17,787,303
Lake Constance Funding LLC, 1.136%**, 3/4/2004	20,000,000	19,922,156
Natexis Banque Populaire, 1.15%, 4/20/2004	40,000,000	40,000,000
Nordea North America, Inc., 1.073%**, 11/19/2003	40,000,000	39,978,600
Nordea North America, Inc., 1.073%**, 11/24/2003	100,000,000	99,931,638
Perry Global Funding LLC, 1.094%**, 1/23/2004	51,469,000	51,339,656
Perry Global Funding LLC, 1.136%**, 3/19/2004	62,117,000	61,845,980
Private Export Funding Corp., 1.086%**, 3/25/2004	5,000,000	4,978,250
Private Export Funding Corp., 1.106%**, 1/28/2004	7,840,000	7,818,919
Rio Tinto Finance Ltd., 1.126%**, 3/11/2004	24,736,000	24,635,187
Scaldis Capital LLC, 1.136%**, 4/13/2004	33,519,000	33,346,452
Sheffield Receivables Corp., 1.056%**, 1/8/2004	27,002,000	26,948,446
Sheffield Receivables Corp., 1.061%**, 11/7/2003	23,100,000	23,095,919
Sheffield Receivables Corp., 1.061%**, 11/24/2003	35,000,000	34,976,297
Sheffield Receivables Corp., 1.071%**, 11/21/2003	34,000,000	33,979,789
Spintab AB, 1.152%**, 2/6/2004	80,000,000	79,753,190
Tango Finance Corp., 1.066%**, 1/15/2004	10,000,000	9,977,917
Tulip Funding Corp., 1.125%**, 1/26/2004	38,066,000	37,964,153
Total Commercial Paper (Cost $1,272,222,314)		1,272,222,314

Floating Rate Notes* 21.8%
American Express Credit Corp., 1.17%, 12/17/2003	25,000,000	25,002,868
American Honda Finance Corp., 1.287%, 5/10/2004	15,000,000	15,015,997
American Honda Finance Corp., 1.29%, 6/10/2004	25,000,000	25,031,604
American Honda Finance Corp., 1.3%, 144A, 10/4/2004	15,000,000	15,027,065
American Honda Finance Corp., 1.3%, 10/7/2004	10,000,000	10,017,831
Associates Corp. of North America, 1.24%, 6/15/2004	9,000,000	9,000,000
Associates Corp. of North America, 1.24%, 6/25/2004	10,500,000	10,500,000
Bank of Scotland Treasury Services PLC, 144A, 1.22%, 5/28/2004	10,000,000	10,006,909
Bayerische Landesbank NY , 1.080%, 8/25/2004	17,000,000	16,999,995
Bayerische Landesbank NY , 1.13%, 3/8/2004	10,000,000	10,002,160
Beta Finance, Inc., 1.085%, 2/6/2004	15,000,000	14,999,801
Blue Heron Funding Ltd., 144A, 1.15%, 5/19/2004	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 1.075%, 5/28/2004	50,000,000	49,995,705
Canadian Imperial Bank of Commerce, 1.09%, 6/21/2004	10,000,000	10,000,444
Canadian Imperial Bank of Commerce, 1.09%, 8/25/2004	30,000,000	30,003,695
Dorado Finance, Inc., 1.085%, 3/3/2004	100,000,000	100,000,000
General Electric Capital Assurance Co., 1.361%, 10/25/2004	21,950,000	22,002,305
General Electric Capital Corp. , 1.27%, 4/22/2004	7,000,000	7,004,898
General Electric Capital Corp., 1.29%, 9/15/2004	20,000,000	20,033,438
General Electric Capital Corp., 1.312%, 5/14/2004	5,000,000	5,005,087
Goldman Sachs Group, Inc., 1.2%, 4/6/2004	20,000,000	20,000,000
Goldman Sachs Group, Inc., 1.232%, 1/23/2004	25,000,000	25,000,000
Goldman Sachs Group, Inc., 1.391%, 2/5/2004	10,500,000	10,500,541
JP Morgan Chase & Co., 1.24%, 12/29/2003	19,500,000	19,503,941
Morgan Stanley, 1.12%, 12/1/2003	35,000,000	35,000,000
Morgan Stanley, 1.12%, 2/26/2004	25,000,000	25,000,000
Morgan Stanley, 1.1%, 7/23/2004	10,000,000	10,000,000
Natexis Banque Populaire, 1.075%, 10/20/2004	20,000,000	19,996,087
National City Bank of Cleveland, 1.12%, 7/19/2004	14,000,000	14,004,034
Royal Bank of Scotland NY PLC, 1.045%, 8/27/2004	20,000,000	19,995,802
Sheffield Receivables Corp., 1.08%, 2/25/2004	10,000,000	10,000,000
Swedbank AB, 1.08%, 10/12/2004	50,000,000	49,992,809
Westdeutsche Landesbank AG, 1.07%, 9/13/2004	15,000,000	14,998,028
Total Floating Rate Notes (Cost $689,641,044)		689,641,044

Municipal Investments 0.2%
Texas State General Obligation, 1.090%, 12/1/2029 (b) (c)	6,500,000	6,500,000
Texas State General Obligation, 1.110%, 12/1/2033 (b) (c)	755,000	755,000
Total Municipal Investments (Cost $7,255,000)		7,255,000

Short-Term Notes 2.7%,
Bank of America Corp., 6.625%, 6/15/2004	23,000,000	23,778,540
Citigroup, Inc., 5.7%, 2/6/2004	60,540,000	61,253,841
Total Short-Term Notes (Cost $85,032,381)		85,032,381

US Agency Obligations 8.1%
Federal Home Loan Bank, 1.11%*, 10/7/2005	70,000,000	70,000,000
Federal Home Loan Bank, 1.005%**, 11/21/2003	26,000,000	25,985,555
Federal Home Loan Mortgage Corp., 1.083%**, 11/6/2003	75,000,000	74,988,750
Federal Home Loan Mortgage Corp., 1.083%**, 11/20/2003	35,000,000	34,980,050
Federal National Mortgage Association, 1.04%*, 1/29/2004	10,000,000	10,000,000
Federal National Mortgage Association, 3.0%, 6/15/2004	40,000,000	40,439,769
Total US Agency Obligations (Cost $256,394,124)		256,394,124

Repurchase Agreements 5.9%
Bear Stearns & Co., Inc., 1.07%, dated 10/31/2003, to be repurchased at $25,002,229 on 11/3/2003 (d)	25,000,000	25,000,000
Goldman Sachs & Co., 1.07%, dated 10/31/2003, to be repurchased at $99,008,828 on 11/3/2003 (e)	99,000,000	99,000,000
Greenwich Capital Markets, 1.06%, dated 10/31/2003, to be repurchased at $50,004,417 on 11/3/2003 (f)	50,000,000	50,000,000
J.P. Morgan Securities, 1.07%, dated 10/31/2003, to be repurchased at $12,001,070 on 11/3/2003 (g)	12,000,000	12,000,000
Total Repurchase Agreements (Cost $186,000,000)		186,000,000
Total Investment Portfolio - 100.0% (Cost $3,161,391,661) (a)		3,161,391,661

** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,161,391,661.
(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of October 31, 2003.
(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) Collateralized by $25,235,000 Federal National Mortgage Association 5.0% maturing on 2/15/2028 with a value of $25,500,670.
(e) Collateralized by $99,918,622 Federal National Mortgage Association 5.5% maturing on 9/1/2033 with a value of $100,980,000.
(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

1,177,299	GNRM	3.8	4/15/2025	1,175,383
292,794	GNRM	2.6	7/16/2018	1,340
2,419	GNRM	3.3	3/16/2029	2,425
142,000	FHLM	2.2	9/27/2007	142,439
1,323,768	FNRM	6.5	5/15/2008	1,367,356
1,600,000	FNRM	Adjustable Rate Mortgage	1/25/2031	1,617,118
49,671,155	FNRM	Adjustable Rate Mortgage	1/25/2031	46,698,089
Total Collateral Value				51,004,150

(g) Collateralized by $12,345,000 Government National Mortgage Association, 5.5% maturing on 2/20/2030 with a value of $12,244,424.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, at amortized cost	$ 2,975,391,661
Repurchase agreements, at amortized cost	186,000,000
Total investments in securities, at amortized cost	3,161,391,661
Cash	2,806,778
Interest receivable	5,792,043
Receivable for Fund shares sold	33,008
Other assets	72,655
Total assets	3,170,096,145
Liabilities
Dividends payable	15,619
Payable for Fund shares redeemed	72,952
Accrued management fee	426,548
Other accrued expenses and payables	4,311,918
Total liabilities	4,827,037
Net assets, at value	$ 3,165,269,108
Net Assets
Net assets consist of: Undistributed net investment income	68,778
Accumulated net realized gain (loss)	(872,608)
Paid-in capital	3,166,072,938
Net assets, at value	$ 3,165,269,108

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Institutional Shares* Net assets applicable to shares outstanding	$ 96,247,264
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	96,246,769
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,214
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,213
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,884,967,819
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,884,957,850
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 182,972,589
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	182,894,631
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 1,080,222
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,081,609
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2003 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$ 19,139,298
Expenses: Management fee	2,708,705
Services to shareholders	5,557,901
Custodian fees	130,783
Distribution service fees	7,700,133
Auditing	28,762
Legal	25,207
Trustees' fees and expenses	39,427
Reports to shareholders	193,175
Other	114,041
Total expenses, before expense reductions	16,498,134
Expense reductions	(258,076)
Total expenses, after expense reductions	16,240,058
Net investment income	2,899,240
Net realized gain (loss) on investment transactions	1,540
Net increase (decrease) in net assets resulting from operations	$ 2,900,780

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Six Months Ended October 31, 2003 (Unaudited)	Year Ended April 30, 2003
Operations: Net investment income	$ 2,899,240	$ 45,474,992
Net realized gain (loss)	1,540	1,127
Net increase in net assets resulting from operations	2,900,780	45,476,119
Distributions to shareholders from net investment income: Institutional Money Market Shares	(475,044)	(1,572,410)
Institutional Select Money Market Shares	(4)	(6)
Premier Money Market Shares	(2,012,001)	(21,555,663)
Premium Reserve Money Market Shares	(401,647)	(1,519,807)
Service Shares	(844)	(20,182,605)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,663,163,254	12,799,419,515
Reinvestment of distributions	2,798,944	50,242,609
Cost of shares redeemed	(1,767,069,242)	(19,121,803,208)
Net increase (decrease) in net assets from Fund share transactions	(101,107,044)	(6,272,141,084)
Increase (decrease) in net assets	(101,095,804)	(6,271,495,456)
Net assets at beginning of period	3,266,364,912	9,537,860,368
Net assets at end of period (Including undistributed net investment income of $68,778 and $59,078, respectively)	$ 3,165,269,108	$ 3,266,364,912

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Institutional Money Market Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.014	.03	.06	.05	.01
Less distributions from net investment income	(.005)	(.014)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.47**	1.45[c]	2.85[c]	6.32[c]	5.50[c]	1.29**c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	110	100	287	183.10
Ratio of expenses before expense reductions (%)	.25*	.31	.25	.27	.29	.28*
Ratio of expenses after expense reductions (%)	.25*	.25	.23	.25	.25	.25*
Ratio of net investment income (%)	.93*	1.44	2.83	6.25	5.58	4.75*

Money Market Portfolio - Premium Reserve Money Market Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.011	.03	.06	.05	.01
Less distributions from net investment income	(.003)	(.011)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.31**	1.06	2.56	5.87	5.05	1.18**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	183	132	133	105	17.3
Ratio of expenses (%)	.57*	.58	.52	.67	.68	.67*
Ratio of net investment income (%)	.61*	1.12	2.54	5.54	5.31	4.38*

a For the six months ended October 31, 2003 (Unaudited).
b For the period December 2, 2002 (commencement of sales of Institutional Select Money Market Shares) to April 30, 2003.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government Securities Portfolio and Tax-Exempt Portfolio are presented in separate semi-annual reports. Money Market Portfolio offers five classes of shares: Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. The financial highlights for the Service Shares, Premier Money Market Shares and Institutional Select Money Market Shares are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2003, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $874,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($1,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

Distribution of Income. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2003, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 100,338
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ 874,000
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the years ended April 30, 2003 and April 30, 2002, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

Portfolio	2003	2002
Money Market Portfolio:
Distributions from ordinary income	$ 44,830,491	$ 210,077,829

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2003, the Portfolio incurred management fees equivalent to the following annualized effective rates of the Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.17

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio-Institutional Money Market Shares at 0.25% for the six months ended October 31, 2003. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived expenses on the Premier Money Market Shares and Service Shares of the Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2003, the amount charged to the Portfolios by SISC was as follows:

	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 8,777	$ -	$ 7,334
Institutional Select Money Market Shares*	-	-	-
Premier Money Market Shares	4,202,333	257,890	2,602,369
Premium Reserve Money Market Shares	68,527	-	51,873
Service Shares	58,964	22	15,522

* Fee for period is less than $1.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60% of average daily net assets for the Service Shares, 0.25% of average daily net assets for the Premier Money Market Shares, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares and 0.10% of the average daily net assets for the Premium Reserve Shares.

For the six months ended October 31, 2003, the Distribution Fee was as follows:

	Distribution Fee	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 5,106	$ 647
Premier Money Market Shares	3,760,037	608,301
Premium Reserve Money Market Shares	66,182	14,188
Service Shares	4,392	737

In addition, SDI provides information and administrative services to the Premier Money Market Shares, the Premium Reserve Money Market Shares and the Institutional Money Market Shares which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares pay SDI an annual fee of up to 0.15% (currently 0.01%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2003, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 5,106	$ 884
Premier Money Market Shares	3,760,037	608,301
Premium Reserve Money Market Shares	99,273	21,283

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the six months ended October 31, 2003, the Money Market Portfolio's, custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	164	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio	Six Months Ended October 31, 2003		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Money Market Shares	74,093,862	$ 74,094,241	981,607,682	$ 981,607,682
Institutional Select Money Market Shares	204	204	1,000*	1,000*
Premier Money Market Shares	1,439,373,626	1,439,385,183	3,448,500,422	3,448,500,422
Premium Reserve Money Market Shares	148,251,011	148,251,505	180,254,844	180,254,845
Service Shares	1,419,598	1,432,121	8,189,055,567	8,189,055,566
		$ 1,663,163,254		$ 12,799,419,515
Shares issued to shareholders in reinvestment of distributions
Institutional Money Market Shares	406,467	$ 406,467	1,329,016	$ 1,329,016
Institutional Select Money Market Shares	5	5	4*	4*
Premier Money Market Shares	2,003,842	2,003,842	23,841,865	23,841,865
Premium Reserve Money Market Shares	387,752	387,752	1,669,719	1,669,719
Service Shares	878	878	23,402,005	23,402,005
		$ 2,798,944		$ 50,242,609
Shares redeemed
Institutional Money Market Shares	(88,248,721)	$ (88,249,100)	(972,702,657)	$ (972,702,657)
Premier Money Market Shares	(1,579,346,764)	(1,579,358,488)	(3,002,440,948)	(3,002,440,948)
Premium Reserve Money Market Shares	(97,538,009)	(97,538,493)	(182,931,703)	(182,931,703)
Service Shares	(1,910,682)	(1,923,161)	(14,963,727,900)	(14,963,727,900)
		$ (1,767,069,242)		$ (19,121,803,208)
Net increase (decrease)
Institutional Money Market Shares	(13,748,392)	$ (13,748,392)	10,234,041	$ 10,234,041
Institutional Select Money Market Shares	209	209	1,004*	1,004*
Premier Money Market Shares	(137,969,296)	(137,969,463)	469,901,339	469,901,339
Premium Reserve Money Market Shares	51,100,754	51,100,764	(1,007,140)	(1,007,139)
Service Shares	(490,206)	(490,162)	(6,751,270,328)	(6,751,270,329)
		$ (101,107,044)		$ (6,272,141,084)

* For the period from December 2, 2002 (commencement of sales for Institutional Select Money Market Shares) to April 30, 2003.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

PRMM-3 (27148) 12/31/03

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------